Investment in Associate	12 Months Ended
Dec. 31, 2021
Disclosure of associates [abstract]
Investment in Associate	INVESTMENT IN ASSOCIATE
Details of the Company's investment in associate as at December 31, 2021 and 2020 are as follows:

	Principal Activity	Principal place of business	Ownership interest (%)		Fair value (1)		Carrying amount
Equity method accounted for investee			2021	2020	2021	2020	2021	2020
Solaris(2)	Exploration	Ecuador	—	26.5	$—	$132,026	$—	$22,287
i-80 Gold Corp.	Producing	USA	25.5	—	148,559	—	125,313	—
(1)The fair value of the Company's investment in i-80 Gold represents the fair value of 60.8 million i-80 Gold common shares based on the quoted market price at December 31, 2021 of C$3.09 per share, which is a Level 1 input.
(2)Effective April 28, 2021, the Company's investment in Solaris Shares and Solaris Warrants are presented in marketable securities and derivative assets, respectively (note 5(d)).
The following is a summary of the changes in the Company’s investment in Solaris previously accounted for using the equity method during the years ended December 31, 2021 and 2020:

Balance – December 31, 2019	$7,162
Shares acquired	12,480
Dilution gain	8,033
Share of net loss	(5,388)
Balance – December 31, 2020	22,287
Share of net loss for the period of January 1 to April 28, 2021	(3,399)
Carrying value of investment sold (note 5(d))	(7,318)
Reclassification of retained interest in Solaris (note 5(d))	(11,570)
Balance – December 31, 2021	$—
11.    INVESTMENT IN ASSOCIATE (CONTINUED)
The following table summarizes the change in carrying amount of the Company’s investment in i-80 Gold:

Balance – December 31, 2020	$—
Acquired in Premier Acquisition (note 5(a))	79,001
Shares acquired	40,111
Dilution gain	2,067
Share of net income	4,134
Balance – December 31, 2021	$125,313
In connection with the Premier Acquisition (note 5(a)), the Company acquired 41.3 million shares in i-80 Gold, a US-focused gold production and development company, representing a 30% interest in i-80 Gold.
On April 7, 2021, the Company participated in the i-80 Gold private placement financing, purchasing 9,274,384 units at a price of C$2.60 per unit, for a total investment of $19.2 million. Each unit comprises one common share of i-80 Gold and one quarter of one common share purchase warrant. Each whole warrant (“i-80 Gold Warrant”) entitles the Company to acquire one common share of i-80 Gold at a price of C$3.64 until September 18, 2022. Of the $19.2 million investment, the Company allocated $18.4 million to the shares and $0.7 million to the warrants (note 15(a)(ii)).
In March 2021, the Company advanced $20.7 million to i-80 Gold as a loan. The loan was settled in exchange for the shares and warrants received in the private placement financing and a repayment by i-80 Gold of the remaining $1.5 million.
On May 27, 2021 and December 9, 2021, the Company exercised its anti-dilution right under the support agreement dated April 7, 2021 between the Company and i-80 Gold and subscribed for 5,479,536 common shares of i-80 Gold at C$2.60 per common share and 4,800,000 common shares of i-80 Gold at C$2.62 per common share, respectively, for a total investment of $21.7 million.
Summarized financial information in respect of the Company's associates as at and for the year ended December 31, 2021 and 2020, is set out below. The summarized financial information is based on amounts included in the associates' most recent available consolidated financial statements prepared in accordance with IFRS as of September 30, 2021 and 2020, respectively, adjusted for material transactions during the three months ended December 31, 2021 and 2020, respectively, and for adjustments made by the Company in applying the equity method, including fair value adjustments on acquisition of interest in the associates. The information presented as at and for the year ended December 31, 2021 relates to the Company's 25.5% interest in i-80 Gold, and the information presented as at and for the year ended December 31, 2020 is related to the Company's 26.5% interest in Solaris.
11.    INVESTMENT IN ASSOCIATE (CONTINUED)

At December 31	2021	2020
	i-80 Gold	Solaris
Cash and cash equivalents	$51,627	$71,973
Other current assets	55,606	322
Non-current assets	131,426	20,652
Total assets	238,659	92,947
Current financial liabilities(1)	—	439
Other current liabilities	12,956	2,702
Non-current financial liabilities	37	384
Other non-current liabilities	18,456	160
Total liabilities	31,449	3,685
Non-controlling interest	—	7,766
Net assets (100%)	207,210	81,496
Equinox Gold's share of net assets	52,814	21,585
Adjustments to Equinox Gold's share of net assets	72,499	702
Carrying amount	$125,313	$22,287
(1)    Excludes accounts payable and accrued liabilities.

Years ended December 31	2021	2020
Revenue	$—	$—
Expenses(1)	(24,906)	(20,301)
Depreciation and depletion	—	(68)
Income tax expense	(200)	—
Net loss from continuing operations (100%)	(25,106)	(20,369)
Net income from discontinued operations (100%)	11,554	—
Net loss (100%)	(13,552)	(20,369)
Other comprehensive income (loss) (100%)	—	—
Total comprehensive loss (100%)	(13,552)	(20,369)
Equinox Gold's share of net loss and comprehensive loss	(3,454)	(5,388)
Adjustments to Equinox Gold's share of net loss and comprehensive loss	7,588	—
Equinox Gold's share of net income (loss)	4,134	(5,388)
Equinox Gold's share of total comprehensive income (loss)	$4,134	$(5,388)
(1)    Excludes depreciation and depletion.